UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_______________

FORM N-CSRS

_______________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

_______________

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Causeway Capital Management Trust

Causeway Emerging Markets Fund

Institutional Class - CEMIX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Class of the Causeway Emerging Markets Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-emerging-markets-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Emerging Markets Fund, Institutional Class	$56	1.07%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,295,225	180	$15,408	38%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Taiwan 24.9%
China 24.2%
South Korea 19.0%
India 10.9%
Short-Term Investment 3.6%
Brazil 3.3%
South Africa 2.7%
Turkey 1.8%
Mexico 1.4%
Poland 1.3%
Indonesia 1.0%
Peru 1.0%
Other Countries 4.1%
Futures Contracts 0.0%

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	4.1%
Peru	1.0%
Indonesia	1.0%
Poland	1.3%
Mexico	1.4%
Turkey	1.8%
South Africa	2.7%
Brazil	3.3%
Short-Term Investment	3.6%
India	10.9%
South Korea	19.0%
China	24.2%
Taiwan	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Samsung Electronics Co. Ltd.	5.9%
Tencent Holdings Ltd.	4.7%
SK Hynix Inc.	4.5%
China Construction Bank Corp., Class H	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.8%
Delta Electronics Inc.	1.6%
Alibaba Group Holding Ltd. ADR	1.5%
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares and Hong Kong listed Shares)	1.3%
Citigroup Global Markets Holdings Inc. (Underlying Reference is the MSCI China A Inclusion Net Return USD Index)	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-emerging-markets-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CEMIX-SAR-2026

Causeway Capital Management Trust

Causeway Emerging Markets Fund

Investor Class - CEMVX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Investor Class of the Causeway Emerging Markets Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-emerging-markets-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Emerging Markets Fund, Investor Class	$69	1.32%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,295,225	180	$15,408	38%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	4.1%
Peru	1.0%
Indonesia	1.0%
Poland	1.3%
Mexico	1.4%
Turkey	1.8%
South Africa	2.7%
Brazil	3.3%
Short-Term Investment	3.6%
India	10.9%
South Korea	19.0%
China	24.2%
Taiwan	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
Samsung Electronics Co. Ltd.	5.9%
Tencent Holdings Ltd.	4.7%
SK Hynix Inc.	4.5%
China Construction Bank Corp., Class H	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.8%
Delta Electronics Inc.	1.6%
Alibaba Group Holding Ltd. ADR	1.5%
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares and Hong Kong listed Shares)	1.3%
Citigroup Global Markets Holdings Inc. (Underlying Reference is the MSCI China A Inclusion Net Return USD Index)	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-emerging-markets-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CEMVX-SAR-2026

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedules of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20
Other Information (Form N-CSRS Items 8-11) (Unaudited)	29

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
COMMON STOCK
Brazil — 3.2%
Consumer Discretionary — 1.0%
Cogna Educacao S.A.	14,685,000	$9,016
Construtora Tenda S	101,900	613
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,784,000	9,437
Vibra Energia S.A.	2,363,800	14,384
		33,450
Consumer Staples — 0.6%
JBS NV [1]	1,074,038	19,221

Energy — 0.5%
Petroleo Brasileiro SA, Class A ADR	810,500	15,197

Financials — 0.5%
Pagseguro Digital Ltd., Class A	1,518,078	15,211

Health Care — 0.2%
Fleury SA	2,090,500	6,445

Industrials — 0.2%
Movida Participacoes S.A.	3,165,000	7,943

Materials — 0.2%
Gerdau S.A. ADR	1,852,810	6,689

		104,156
Chile — 0.4%
Industrials — 0.4%
Latam Airlines Group S.A.	537,860,851	13,245

China — 21.6%
Communication Services — 5.7%
G-bits Network Technology Xiamen Co. Ltd., Class A	175,830	9,332
Giant Network Group Co. Ltd., Class A	1,621,100	7,472
JOYY Inc. ADR	158,345	9,246

The accompanying notes are an integral part of the financial statements.

2	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
China — (continued)
Communication Services (continued)
Tencent Holdings Ltd.	2,459,789	$155,145
Weibo Corp. ADR	723,866	6,334
		187,529
Consumer Discretionary — 2.8%
Alibaba Group Holding Ltd. ADR	395,263	49,589
Geely Automobile Holdings Ltd.	5,227,000	14,156
Li Ning Co. Ltd.	1,199,500	3,314
PDD Holdings Inc. ADR [1]	114,369	11,686
TAL Education Group ADR [1]	1,506,992	17,134
		95,879
Energy — 0.6%
PetroChina Co. Ltd., Class H	15,112,000	20,732

Financials — 5.9%
China Construction Bank Corp., Class H	73,971,000	79,831
China Galaxy Securities Co. Ltd., Class H	6,763,500	6,895
China International Capital Corp. Ltd., Class H	2,922,400	6,488
China Life Insurance Co. Ltd., Class H	8,249,000	26,316
China Pacific Insurance Group Co. Ltd., Class H	4,880,400	19,988
New China Life Insurance Co. Ltd., Class H	2,669,700	15,894
People's Insurance Company Group of China Ltd., Class H	20,282,000	14,125
Ping An Insurance Group Co. of China Ltd., Class H	3,175,500	24,417
		193,954
Health Care — 1.2%
China Resources Pharmaceutical Group Ltd.	7,727,500	5,729
Jointown Pharmaceutical Group Co. Ltd., Class A	13,399,408	10,283
WuXi AppTec Co. Ltd., Class H	1,483,800	22,725
		38,737
Industrials — 2.3%
China Railway Group Ltd., Class H	3,765,284	1,955
CITIC Ltd.	9,000,000	13,706
Contemporary Amperex Technology Co. Ltd., Class A	194,855	11,529
COSCO SHIPPING Holdings Co. Ltd., Class H	9,918,900	18,888
Harbin Electric Co. Ltd., Class H	3,594,000	9,706
JD Logistics Inc. [1]	2,702,900	4,771

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	3

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
China — (continued)
Industrials (continued)
Yutong Bus Co. Ltd., Class A	2,956,600	$15,348
		75,903
Information Technology — 0.7%
Lenovo Group Ltd.	9,736,000	11,710
Zhongji Innolight Co. Ltd., Class A	110,000	9,424
		21,134
Materials — 2.4%
Asia - Potash International Investment Guangzhou Co. Ltd., Class A [1]	2,216,005	19,749
China Hongqiao Group Ltd.	6,931,000	31,309
China Lumena New Materials Corp. [1,2]	264,100	—
Tianqi Lithium Corp., Class A [1]	908,974	7,420
Zijin Mining Group Co. Ltd., Class H	4,540,000	20,423
		78,901
		712,769
Colombia — 0.1%
Financials — 0.1%
Grupo Cibest S.A. ADR	63,707	4,639

India — 10.9%
Consumer Discretionary — 1.7%
Bajaj Auto Ltd.	113,533	10,607
Eicher Motors Ltd.	177,065	12,398
Mahindra & Mahindra Ltd.	565,854	17,749
Maruti Suzuki India Ltd.	39,772	5,216
TVS Motor Co. Ltd.	283,284	10,181
		56,151
Consumer Staples — 0.1%
Radico Khaitan Ltd.	169,599	4,746

Energy — 0.9%
Bharat Petroleum Corp. Ltd.	3,729,011	11,181
Indian Oil Corp. Ltd.	2,241,179	3,199
Oil & Natural Gas Corp. Ltd.	1,319,136	3,974
Reliance Industries Ltd.	777,969	11,188
		29,542

The accompanying notes are an integral part of the financial statements.

4	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
India — (continued)
Financials — 2.7%
Bank of India	6,913,543	$10,114
BSE Ltd.	359,714	10,356
IIFL Finance Ltd.	1,008,055	4,642
Karur Vysya Bank Ltd.	2,119,922	6,528
LIC Housing Finance Ltd.	1,221,198	6,429
Muthoot Finance Ltd.	361,826	12,151
REC Ltd.	4,528,493	14,748
South Indian Bank Ltd.	21,620,580	7,889
Union Bank of India Ltd.	7,839,888	13,746
		86,603
Health Care — 1.2%
Lupin Ltd.	738,057	18,266
Narayana Hrudayalaya Ltd.	283,162	4,839
Natco Pharma Ltd.	689,904	7,166
Sun Pharmaceutical Industries Ltd.	615,249	11,507
		41,778
Industrials — 0.6%
Gujarat Pipavav Port Ltd.	4,040,077	6,065
Polycab India Ltd.	163,613	11,972
		18,037
Information Technology — 1.2%
Infosys Ltd. ADR	1,042,951	14,090
Persistent Systems Ltd.	248,677	13,055
Tech Mahindra Ltd.	848,429	12,603
		39,748
Materials — 2.5%
APL Apollo Tubes Ltd.	295,268	6,097
Chambal Fertilisers and Chemicals Ltd.	1,277,732	5,788
Hindalco Industries Ltd.	1,513,913	14,316
National Aluminium Co. Ltd.	5,484,247	22,640
Navin Fluorine International Ltd.	98,426	6,439
Vedanta Ltd.	3,781,507	26,532
		81,812
		358,417

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	5

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
Indonesia — 1.0%
Consumer Staples — 0.1%
Indofood Sukses Makmur Tbk PT	11,154,000	$4,162

Energy — 0.2%
Adaro Andalan Indonesia PT	1,839,400	1,229
Alamtri Resources Indonesia Tbk PT	34,856,400	5,327
		6,556
Industrials — 0.3%
Astra International Tbk PT	32,704,900	12,073

Materials — 0.3%
Aneka Tambang Tbk PT	44,372,900	9,286

Utilities — 0.1%
Perusahaan Gas Negara Tbk PT	24,935,400	2,728

		34,805
Kuwait — 0.2%
Communication Services — 0.2%
Mobile Telecommunications Co. KSCP	3,966,990	7,306

Malaysia — 0.8%
Consumer Staples — 0.3%
SD Guthrie BHD	5,644,000	8,433

Industrials — 0.2%
Sime Darby BHD	8,920,000	5,017
Zetrix Ai BHD	14,876,100	2,751
		7,768
Materials — 0.3%
Press Metal Aluminium Holdings BHD	4,580,300	9,108
		25,309
Mexico — 1.4%
Energy — 0.3%
Vista Energy SAB de CV ADR [1]	121,136	9,142

The accompanying notes are an integral part of the financial statements.

6	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
Mexico — (continued)
Financials — 0.2%
Gentera SAB de CV	2,162,200	$6,133

Materials — 0.6%
Grupo Mexico SAB de CV, Class B	1,835,300	19,631

Real Estate — 0.3%
Fibra Uno Administracion SA de CV [3]	7,139,500	11,664

		46,570
Peru — 1.0%
Financials — 1.0%
Credicorp Ltd.	95,946	32,543

Poland — 1.3%
Consumer Discretionary — 0.3%
LPP S.A.	1,787	10,835

Energy — 0.4%
ORLEN SA	384,127	13,919

Financials — 0.6%
Powszechny Zaklad Ubezpieczen SA	1,037,461	18,059

		42,813
Qatar — 0.2%
Communication Services — 0.2%
Ooredoo QPSC	1,570,797	5,358

Russia — 0.0%
Energy — 0.0%
LUKOIL PJSC [1,2]	172,525	—

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	7

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
Russia — (continued)
Financials — 0.0%
Sberbank of Russia PJSC ADR [1,2]	790,503	$—

		—
Saudi Arabia — 0.4%
Financials — 0.4%
Banque Saudi Fransi	1,391,427	7,422
Riyad Bank	683,687	5,416
		12,838
South Africa — 2.7%
Energy — 0.2%
Exxaro Resources Ltd.	547,159	7,331

Materials — 2.5%
Anglogold Ashanti PLC	350,793	35,013
Gold Fields Ltd. ADR	697,836	31,682
Impala Platinum Holdings Ltd.	627,863	8,929
Sasol Ltd. [1]	399,196	5,266
		80,890
		88,221
South Korea — 19.0%
Communication Services — 0.6%
KT Corp.	249,686	9,990
LG Uplus Corp.	883,770	9,191
		19,181
Consumer Discretionary — 1.5%
Hankook Tire & Technology Co. Ltd.	233,365	8,590
Hyundai Mobis Co. Ltd.	54,272	14,003
Kia Corp.	235,420	23,243
Youngone Corp.	90,172	4,805
		50,641
Consumer Staples — 0.1%
KT&G Corp.	26,335	2,832

Energy — 0.4%
HD Hyundai Co. Ltd.	76,068	12,757

The accompanying notes are an integral part of the financial statements.

8	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
South Korea — (continued)
Financials — 3.2%
DB Insurance Co. Ltd.	87,709	$9,838
Hana Financial Group Inc.	297,662	21,699
KIWOOM Securities Co. Ltd.	39,012	11,036
Korea Investment Holdings Co. Ltd.	119,257	16,638
Samsung Securities Co. Ltd.	177,243	11,204
Shinhan Financial Group Co. Ltd.	265,725	15,838
Woori Financial Group Inc.	921,156	20,193
		106,446
Industrials — 2.0%
GS Holdings Corp.	138,817	6,000
Hanwha Corp.	191,381	14,255
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,573	8,476
Hyosung Heavy Industries Corp.	8,720	14,724
Hyundai Glovis Co. Ltd.	46,237	6,567
LX INTERNATIONAL CORP.	209,102	6,085
Samsung Engineering Co. Ltd.	359,985	8,843
		64,950
Information Technology — 10.6%
LG Innotek Co. Ltd.	37,917	7,648
Samsung Electronics Co. Ltd.	1,659,162	194,058
SK Hynix Inc.	263,382	149,434
		351,140
Materials — 0.2%
Han Kuk Carbon Co. Ltd. [1]	214,604	5,689

Utilities — 0.4%
Korea Electric Power Corp.	463,010	13,164

		626,800
Taiwan — 24.9%
Consumer Discretionary — 0.1%
Pou Chen Corp.	2,675,000	2,402

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	9

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
Taiwan — (continued)
Financials — 0.4%
KGI Financial Holding Co Ltd.	19,760,000	$12,138

Industrials — 1.0%
Eva Airways Corp.	10,344,000	11,145
Evergreen Marine Corp. Taiwan Ltd.	3,357,000	21,176
Wan Hai Lines Ltd.	699,000	1,700
		34,021
Information Technology — 23.4%
Accton Technology Corp.	775,000	38,236
Asia Vital Components Co. Ltd.	505,019	33,356
ASPEED Technology Inc.	35,000	12,064
Chroma ATE Inc.	359,000	17,226
Delta Electronics Inc.	1,157,000	52,170
Elite Material Co. Ltd.	241,000	20,569
Global Unichip Corp.	110,000	7,792
Gold Circuit Electronics Ltd.	1,194,000	33,668
Hon Hai Precision Industry Co. Ltd.	6,101,298	37,296
King Slide Works Co. Ltd.	66,000	6,839
King Yuan Electronics Co. Ltd.	1,210,000	10,351
MPI Corp.	119,000	14,021
Nanya Technology Corp. [1]	1,200,000	7,999
Taiwan Semiconductor Manufacturing Co. Ltd.	6,289,000	363,721
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	173,521	58,641
Taiwan Surface Mounting Technology Co. Ltd.	1,602,000	4,727
Unimicron Technology Corp.	249,000	3,643
Wistron Corp.	4,885,000	19,426
Wiwynn Corp.	184,000	19,799
WT Microelectronics Co. Ltd.	1,419,000	9,835
		771,379
		819,940
Thailand — 0.7%
Consumer Discretionary — 0.2%
Com7, Class F	9,201,100	6,164

Energy — 0.3%
PTT Exploration & Production PCL	2,462,800	11,866

The accompanying notes are an integral part of the financial statements.

10	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)
Thailand — (continued)
Financials — 0.2%
Kiatnakin Phatra Bank PCL	2,981,800	$6,904

		24,934
Turkey — 1.8%
Consumer Staples — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	12,013,911	4,553
Migros Ticaret AS	563,048	7,655
		12,208
Industrials — 1.0%
AG Anadolu Grubu Holding AS	9,871,974	6,110
Enka Insaat ve Sanayi AS	4,012,837	8,473
Turk Hava Yollari AO	2,203,013	14,627
		29,210
Real Estate — 0.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS [3]	38,434,428	16,607

		58,025
United Arab Emirates — 0.8%
Communication Services — 0.2%
Emirates Telecommunications Group Co. PJSC	1,162,006	6,001

Real Estate — 0.6%
Emaar Properties PJSC	6,471,998	21,179

		27,180
United States — 0.5%
Information Technology — 0.5%
Cognizant Technology Solutions Corp., Class A	275,953	16,930

Total Common Stock
(Cost $2,318,094) — 92.9%		3,062,798

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	11

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway Emerging Markets Fund	Face Amount	Value (000)
EQUITY-LINKED NOTES
Citigroup Global Markets Holdings Inc.
(Underlying Reference is a Basket Consisting of China A Shares)
4/9/2026[1,4,5]	$46,269,373	$43,900
Citigroup Global Markets Holdings Inc.
(Underlying Reference is the MSCI China A
Inclusion Net Return USD Index)
10/1/2026[1,4,5]	42,138,000	43,394

Total Equity-Linked Notes
(Cost $88,407) — 2.6%		87,294

	Number of Shares
PREFERENCE STOCK
Brazil — 0.1%
Consumer Discretionary — 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes [1]	338,268	1,659
Total Preference Stock
(Cost $1,026) — 0.1%		1,659

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 3.58% *	117,800,756	117,801

Total Short-Term Investment
(Cost $117,801) — 3.6%		117,801

Total Investments — 99.2%
(Cost $2,525,328)		3,269,552

Other Assets in Excess of Liabilities — 0.8%		25,673

Net Assets — 100.0%		$3,295,225

The accompanying notes are an integral part of the financial statements.

12	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
MSCI Emerging Markets Index	1,664	6/22/2026	$121,380	$121,023	$(357)

*	The rate reported is the 7-day effective yield as of March 31, 2026.

1	Non-income producing security.
2	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
3	Real Estate Investment Trust.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On 3/31/2026, the value of these securities amounted to $87,294 (000) representing 2.6% of the Net Assets.
5	Equity linked note or certificate issued by Citigroup Global Markets Holdings Inc. providing exposure to the price movements of the underlying reference(s) noted, plus an outperformance rate of return that is fixed at the time of issuance.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2026:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Brazil	$104,156	$—	$—		$104,156
Chile	13,245	—	—		13,245
China	109,337	603,432	—	^	712,769
Colombia	4,639	—	—		4,639
India	23,354	335,063	—		358,417
Indonesia	—	34,805	—		34,805
Kuwait	7,306	—	—		7,306
Malaysia	8,433	16,876	—		25,309
Mexico	46,570	—	—		46,570

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	13

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2026 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Peru	$32,543	$—	$—		$32,543
Poland	—	42,813	—		42,813
Qatar	—	5,358	—		5,358
Russia	—	—	—	^	—
Saudi Arabia	—	12,838	—		12,838
South Africa	31,682	56,539	—		88,221
South Korea	—	626,800	—		626,800
Taiwan	58,641	761,299	—		819,940
Thailand	—	24,934	—		24,934
Turkey	—	58,025	—		58,025
United Arab Emirates	—	27,180	—		27,180
United States	16,930	—	—		16,930
Total Common Stock	456,836	2,605,962	—		3,062,798
Equity-Linked Notes	—	87,294	—		87,294
Preference Stock
Brazil	—	1,659	—		1,659
Total Preference Stock	—	1,659	—		1,659
Short-Term Investment	117,801	—	—		117,801
Total Investments in Securities	$574,637	$2,694,915	$—		$3,269,552

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Appreciation (Depreciation)	$(357)	$—	$—	$(357)
Total Other Financial Instruments	$(357)	$—	$—	$(357)

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	Causeway Emerging Markets Fund

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY EMERGING
MARKETS FUND
3/31/26
ASSETS:
Investments at Value (Cost $2,525,328)	$3,269,552
Cash pledged as collateral for futures contracts	36,410
Foreign Currency (Cost $1,601)	1,602
Receivable for Investment Securities Sold	26,661
Receivable for Fund Shares Sold	12,711
Receivable for Dividends	9,568
Variation Margin Receivable	4,717
Receivable for Tax Reclaims	896
Unrealized Appreciation on Spot Foreign Currency Contracts	15
Prepaid Expenses	81
Total Assets	3,362,213
LIABILITIES:
Payable for Investment Securities Purchased	27,911
Payable to Custodian	25,526
Payable for Fund Shares Redeemed	9,709
Payable Due to Adviser	2,843
Accrued Foreign Capital Gains Tax on Appreciated Securities	631
Payable for Shareholder Service Fees - Investor Class	244
Payable Due to Administrator	52
Payable for Trustees' Fees	16
Other Accrued Expenses	56
Total Liabilities	66,988
Net Assets	$3,295,225
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$2,447,914
Total Distributable Earnings (Accumulated Losses)	847,311
Net Assets	$3,295,225
Net Asset Value Per Share (based on net assets of $2,495,693,917 ÷ 164,838,629 shares) - Institutional Class	$15.14
Net Asset Value Per Share (based on net assets of $799,531,039 ÷ 52,010,262 shares) - Investor Class	$15.37

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	15

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY
EMERGING
MARKETS FUND
10/01/25 to
3/31/26
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $4,239)	$24,583
Total Investment Income	24,583
EXPENSES:
Investment Advisory Fees	15,432
Shareholder Service Fees — Investor Class	893
Administration Fees	279
Custodian Fees	425
Printing Fees	115
Transfer Agent Fees	91
Registration Fees	58
Professional Fees	56
Trustees' Fees	41
Other Fees	33
Total Expenses	17,423
Waiver of Investment Advisory Fees	(24)
Total Waiver
(24)
Net Expenses	17,399
Net Investment Income	7,184

Net Realized Gain (Loss) on:
Investments	161,714
Futures Contracts	7,238
Foreign Capital Gains Tax	(196)
Foreign Currency Transactions	(887)
Net Realized Gain (Loss)	167,869

Net Unrealized Appreciation (Depreciation) on:
Investments	131,294
Futures Contracts	(1,445)
Accrued Foreign Capital Gains Tax on Appreciated Securities	2,861
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(291)
Net Unrealized Appreciation (Depreciation)	132,419
Net Realized and Unrealized Gain	300,288
Net Increase in Net Assets Resulting from Operations	$307,472

The accompanying notes are an integral part of the financial statements.

16	Causeway Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY EMERGING MARKETS FUND
	10/01/25 to
	3/31/26	10/01/24 to
	(Unaudited)	9/30/25
OPERATIONS:
Net Investment Income	$7,184	$40,933
Net Realized Gain	167,869	80,821
Net Change in Unrealized Appreciation (Depreciation)	132,419	320,246

Net Increase in Net Assets Resulting From Operations	307,472	442,000

DISTRIBUTIONS:
Institutional Class	(56,691)	(58,599)
Investor Class	(15,541)	(15,343)
Total Distributions to Shareholders	(72,232)	(73,942)
Net Increase in Net Assets Derived from Capital Share Transactions(1)	404,295	115,789
Total Increase in Net Assets	639,535	483,847

NET ASSETS:
Beginning of Period	2,655,690	2,171,843
End of Period	$3,295,225	$2,655,690

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	17

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2026 (Unaudited) and the Fiscal Years Ended September 30, For a Share Outstanding Throughout the Fiscal Years or Period

	Net Asset Value, Beginning of Years or Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway Emerging Markets Fund
Institutional
2026(1)	13.95	0.04	1.51	1.55	(0.18)	(0.18)	(0.36)
2025	12.00	0.23	2.13	2.36	(0.41)	—	(0.41)
2024	9.62	0.29	2.57	2.86	(0.48)	—	(0.48)
2023	8.60	0.30	1.15	1.45	(0.43)	—	(0.43)
2022	14.87	0.34	(3.81)	(3.47)	(0.40)	(2.40)	(2.80)
2021	12.77	0.22	2.09	2.31	(0.21)	—	(0.21)
Investor
2026(1)	14.16	0.02	1.52	1.54	(0.15)	(0.18)	(0.33)
2025	12.17	0.20	2.17	2.37	(0.38)	—	(0.38)
2024	9.76	0.27	2.59	2.86	(0.45)	—	(0.45)
2023	8.69	0.29	1.17	1.46	(0.39)	—	(0.39)
2022	14.99	0.29	(3.84)	(3.55)	(0.35)	(2.40)	(2.75)
2021	12.88	0.21	2.08	2.29	(0.18)	—	(0.18)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
‡	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
§	The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying fund in which the Fund invests.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

18	Causeway Emerging Markets Fund

Net Asset Value, End of Years or Period ($)	Total Return (%)	Net Assets, End of Years or Period ($000)	Ratio of Expenses to Average Net Assets (%)‡	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (%)‡	Ratio of Net Investment Income to Average Net Assets (%)§	Portfolio Turnover Rate (%)
15.14	11.29	2,495,694	1.07	1.07	0.52	38
13.95	20.60	2,063,267	1.09	1.09	1.92	92
12.00	31.02	1,698,982	1.10	1.14	2.73	91
9.62	17.32	969,435	1.11	1.16	3.22	93
8.60	(28.39)	1,116,479	1.10	1.13	2.98	68
14.87	18.06	2,187,057	1.10	1.11	1.40	46

15.37	11.05	799,531	1.32	1.32	0.28	38
14.16	20.38	592,423	1.34	1.34	1.67	92
12.17	30.57	472,861	1.35	1.39	2.47	91
9.76	17.26	247,275	1.36	1.41	3.03	93
8.69	(28.63)	254,914	1.35	1.38	2.42	68
14.99	17.78	684,530	1.35	1.36	1.37	46

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

Causeway Emerging Markets Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on March 30, 2007. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2026, the Trust has four additional series, the financial statements of which are presented separately.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded, and such settlement prices are provided by an independent source. On days when there is excessive volume or market volatility or when a futures contract does not end trading by the time the Fund calculates its net asset value, the settlement price may not be available at the time the Fund calculates its net asset value. On such days, the best available price (which is typically the last sale price) may be used to value the Fund’s futures contracts. Participation notes, warrants or equity-linked notes used to obtain exposure to the China A-Share market are fair valued based on the underlying stocks and terms of the note, warrant, or equity-linked note including those related to performance and fees.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are overseen by the Fund’s valuation designee, Causeway Capital Management LLC (“Adviser”), and implemented through a Fair Value Committee (the “Committee”). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

20	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

Causeway Emerging Markets Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the six months ended March 31, 2026, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees, if applicable, on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

22	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Futures Contracts – To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for cash management as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss on the Statement of Operations equal to the difference between the contract price at closing and the contract price at opening.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities.

Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market,

resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2026.

The Fund invests in futures contracts, including futures contracts based on emerging markets indices, to obtain exposures to emerging markets for cash management or other reasons.

During the six months ended March 31, 2026, the average quarterly notional amount of futures was $352,943 (000).

The following table is the exposure by type of risk on the derivative held throughout the fiscal year (000):

Statement of Assets and Liabilities Location		Liability Derivative
Equity Risk Futures Contracts	Unrealized depreciation on futures contracts*	$(357)

*	Unrealized appreciation on Futures Contracts is included in distributable earnings.

The effect of the derivative instrument on the Statement of Operations for the six months ended March 31, 2026, was as follows (000):

	Net realized Gain*	Change in Unrealized Depreciation**
Equity Risk Futures Contracts	$7,238	$(1,445)

*	Futures Contracts are included in net realized gain on Futures Contracts.

**	Futures Contracts are included in change in unrealized depreciation on Futures Contracts.

Causeway Emerging Markets Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Equity-Linked Notes – An equity-linked note is a structured security with a return linked to one or more underlying reference equity securities or an index of securities. Changes in the market value of equity-linked notes are recorded as unrealized appreciation or depreciation and realized gains or losses are recorded upon the sale or maturity of the notes in the Statement of Operations within investments in securities. The risks of investing in equity-linked notes include unfavorable price movements in the underlying securities and the credit risk of the issuing financial institution. Equity-linked notes may be more volatile and less liquid than other investments held by the Fund.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2027, to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 1.10% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2026, the Adviser waived $23,638 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2026, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

24	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2026, approximately $11,760 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

4. Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2026, for the Fund were as follows (000):

Purchases	Sales
$1,414,947	$1,112,708

5. Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The U.S. and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the U.S. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments. Further, recent armed conflicts in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect the performance of the Fund.

Causeway Emerging Markets Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2025 and September 30, 2024 was as follows (000):

	Ordinary
	Income	Total
2025	$73,942	$73,942
2024	55,253	55,253

As of September 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$27,220
Undistributed Long-Term Capital Gains	22,387
Unrealized Appreciation	562,468
Other Temporary Differences	(4)
Total Distributable Earnings	$612,071

26	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For the fiscal year ended September 30, 2025, the Fund utilized $36,562 (000) of short term capital loss carryforwards and $1,244 (000) of long term capital loss carryforwards.

At March 31, 2026, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

			Net
Federal Tax	Appreciated	Depreciated	Unrealized
Cost	Securities	Securities	Appreciation
$2,525,328	$864,859	$(120,635)	$744,224

7. Capital Shares Issued and Redeemed

Capital share transactions for the Fund were as follows (000):

	Six Months Ended March 31, 2026 (Unaudited)		Fiscal Year Ended September 30, 2025
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	35,408	$535,410	49,130	$576,615
Shares Issued in Reinvestment of Dividends and Distributions	3,287	46,250	4,221	45,843
Shares Redeemed	(21,756)	(331,736)	(47,045)	(545,435)
Increase in Shares Outstanding Derived from Institutional Class Transactions	16,939	249,924	6,306	77,023
Investor Class
Shares Sold	15,368	234,516	22,084	251,959
Shares Issued in Reinvestment of Dividends and Distributions	1,075	15,505	1,387	15,315
Shares Redeemed	(6,279)	(95,650)	(20,467)	(228,508)
Increase in Shares Outstanding Derived from Investor Class Transactions	10,164	154,371	3,004	38,766
Net Increase in Shares Outstanding from Capital Share Transactions	27,103	$404,295	9,310	$115,789

8. Significant Shareholder Concentration

As of March 31, 2026, two of the Fund's shareholders of record owned 29% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

Causeway Emerging Markets Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

9. Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10. Recent Accounting Pronouncements

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The chief operating officer of the Fund's Adviser acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statement of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted but not required. ASU 2023-09 has not been adopted early and management is evaluating the impacts of these changes on the Fund’s financial statements.

11. Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

28	Causeway Emerging Markets Fund

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Causeway Emerging Markets Fund	29

Causeway

Causeway Emerging Markets Fund

> SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
> MARCH 31, 2026

INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
15th Floor
Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund's investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

CCM-SA-004-1800

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 3, 2026

By (Signature and Title)	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: June 3, 2026